Investment Securities	12 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities
    INVESTMENT SECURITIES

September 30,	2014
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	$171,154	$2,585	$(748)	$172,991	1.26%
5 to 10 years	203,317	300	(102)	203,515	1.45%
Over 10 years	354,828	1,028	(419)	355,437	1.25%
Equity Securities
1 to 5 years	100,500	887	—	101,387	1.90%
5 to 10 years	—	—	—	—	—%
Corporate bonds due
Within 1 year	15,000	75	—	15,075	1.00%
1 to 5 years	302,540	2,372	—	304,912	0.71%
5 to 10 years	138,201	1,789	(970)	139,020	1.43%
Over 10 years	50,000	—	—	50,000	3.00%
Municipal bonds due
Over 10 years	20,402	3,279	—	23,681	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,561,639	24,893	(2,024)	1,584,508	2.57%
Other commercial MBS	98,851	65		98,916	1.49%
	3,016,432	37,273	(4,263)	3,049,442	1.99%
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,548,265	4,855	(53,902)	1,499,218	3.13%
	1,548,265	4,855	(53,902)	1,499,218	3.13%
	$4,564,697	$42,128	$(58,165)	$4,548,660	2.38%

September 30,	2013
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
1 to 5 years	$61,002	$3,393	$(252)	$64,143	1.98%
5 to 10 years	129,219	—	(1,547)	127,672	0.86%
Over 10 years	344,571	—	(2,411)	342,160	0.93%
Equity Securities
1 to 5 years	500	11	—	511	2.17%
5 to 10 years	100,000	726	—	100,726	1.80%
Corporate bonds due
Within 1 year	19,500	3	—	19,503	0.49%
1 to 5 years	317,190	1,980	(130)	319,040	0.75%
5 to 10 years	113,060	1,180	(768)	113,472	1.53%
Municipal bonds due
Over 10 years	20,422	2,123	—	22,545	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,245,400	10,270	(4,494)	1,251,176	2.18%
	2,350,864	19,686	(9,602)	2,360,948	1.70%
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,654,666	3,387	(75,204)	1,582,849	3.14%
	1,654,666	3,387	(75,204)	1,582,849	3.14%
	$4,005,530	$23,073	$(84,806)	$3,943,797	2.30%

There were no available-for-sale securities that were sold in 2014. There were $43,198,000 of available-for-sale securities that were sold in 2013, resulting in a net gain of $0 as these securities were acquired from SVBT and sold on the same day. There were $2,257,913,000 of available-for-sale securities that were sold in 2012, resulting in a net gain of $95,234,000. Substantially all mortgage-backed securities have contractual due dates that exceed twenty-five years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2014 and September 30, 2013, by length of time that individual securities in each category have been in a continuous loss position. The Bank had $1,642,718,000 securities in a continuous loss position for 12 or more months at September 30, 2014, and $190,357,000 securities in a continuous loss position for 12 months at September 30, 2013, which consisted of corporate bonds, U.S. government and agency securities, and mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Bank does not intend to sell the security, and 2) It is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

As of September 30,	2014
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(125)	$24,875	$(845)	$24,155	$(970)	$49,030
U.S. agency securities	(472)	316,578	(797)	109,354	(1,269)	425,932
Agency pass-through certificates	(215)	19,212	(55,711)	1,509,209	(55,926)	1,528,421
	$(812)	$360,665	$(57,353)	$1,642,718	$(58,165)	$2,003,383

As of September 30,	2013
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(660)	$52,434	$(238)	$9,763	$(898)	$62,197
U.S. agency securities	(4,144)	309,109	(66)	14,091	(4,210)	323,200
Agency pass-through certificates	(78,291)	1,703,948	(1,407)	166,503	(79,698)	1,870,451
	$(83,095)	$2,065,491	$(1,711)	$190,357	$(84,806)	$2,255,848